DOCUMENT AND ENTITY INFORMATION	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 22, 2025
Entity Registrant Name	HONEYWELL INTERNATIONAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	855 S. MINT STREET
Entity Address, City or Town	CHARLOTTE
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	627-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000773840
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1 per share
Trading Symbol	HON
The NASDAQ Stock Market LLC	NASDAQ
3.500% Senior Notes due 2027
Entity Listings [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2027
Trading Symbol	HON 27
The NASDAQ Stock Market LLC	NASDAQ
2.250% Senior Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
The NASDAQ Stock Market LLC	NASDAQ
0.750% Senior Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2032
Trading Symbol	HON 32
The NASDAQ Stock Market LLC	NASDAQ
3.750% Senior Notes due 2032
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2032
Trading Symbol	HON 32A
The NASDAQ Stock Market LLC	NASDAQ
Euro 4.125% Senior Notes Due 2034
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2034
Trading Symbol	HON 34
The NASDAQ Stock Market LLC	NASDAQ
Euro 3.75% Notes due 2036
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2036
Trading Symbol	HON 36
The NASDAQ Stock Market LLC	NASDAQ
3.375% Senior Notes due 2030
Entity Listings [Line Items]
Title of 12(b) Security	3.375% Senior Notes due 2030
Trading Symbol	HON 30
The NASDAQ Stock Market LLC	NASDAQ